Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson US Managed Volatility Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	6.16%	[1]	10.29%	[1]	11.31%	[1]	7.74%	[1]	Dec. 30, 2005	[1]	20.96%	15.60%	14.01%	10.07%	10.76%	[2]	10.80%	[2]	11.19%	[2]	7.40%	[2]	Dec. 30, 2005	[2]	20.96%	15.60%	14.01%	10.07%	12.41%	11.46%	11.87%	8.02%	Dec. 30, 2005	20.96%	15.60%	14.01%	10.07%	12.83%	11.86%	12.27%	8.45%	Dec. 30, 2005	9.13%	9.95%	9.53%	6.52%	Dec. 30, 2005	9.19%	[3]	8.94%	[3]	9.15%	[3]	6.31%	[3]	Dec. 30, 2005	[3]	20.96%	15.60%	14.01%	10.07%	12.91%	11.98%	12.35%	8.49%	Dec. 30, 2005	20.96%	15.60%	14.01%	10.07%	12.69%	11.72%	12.07%	8.16%	Dec. 30, 2005	20.96%	15.60%	14.01%	10.07%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.